Other Payables And Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
Payroll and related expenses	$ 363,024	$ 329,249
Provision for vendors on accrued expenses	99,389	133,376
Provision for vacation pay	91,179	83,393
Provision for warranty and cost	87,488	92,138
Provision for royalties	72,187	66,540
Provision for losses on long-term contracts	69,816	60,630
Provision for income tax, net of advances	34,130	28,387
Other income tax liabilities	33,536	40,006
Derivative instruments	24,924	69,036
Dividend payables	22,269	22,226
Value added tax (“VAT”) payable	21,049	29,599
Contingent purchase obligations	8,053	3,033
Other	280,673	236,734
Other payables and accrued expenses	$ 1,207,717	$ 1,194,347